3. Property and Equipment - Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Computers and equipment	$ 19,448	$ 16,468
Accumulated depreciation	(2,732)	(778)
Balance	$ 16,716	$ 12,690